Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Emerging Markets Portfolio
January 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 95.42%Δ
Austria − 1.51%
Mondi	49,375	$ 931,107
		931,107
Brazil − 6.77%
Hypera	40,900	376,184
Itau Unibanco Holding ADR	84,073	418,683
Petroleo Brasileiro ADR	103,432	1,199,811
Suzano	124,900	1,142,881
Vale ADR	54,675	1,021,329
		4,158,888
Canada − 2.47%
Barrick Gold	77,732	1,519,661
		1,519,661
China − 37.13%
Alibaba Group Holding †	213,280	2,932,316
Autohome ADR	39,921	1,391,646
Baidu ADR †	11,856	1,596,766
China Medical System Holdings	480,000	828,584
China Merchants Bank Class A	306,000	1,875,665
China Merchants Bank Class H	15,000	97,292
CSPC Pharmaceutical Group	724,960	826,602
Gree Electric Appliances of Zhuhai Class A	222,600	1,144,010
Jiangsu Yanghe Brewery Joint-Stock Class A	32,800	855,659
LONGi Green Energy Technology Class A	149,519	1,071,818
Meituan Class B †	3,170	70,868
Midea Group Class A	150,019	1,231,145
NetEase	60,862	1,079,821
Ping An Insurance Group Co. of China Class H	368,500	2,862,398
Tencent Holdings	18,900	920,977
Tingyi Cayman Islands Holding	408,000	678,754
Wuliangye Yibin Class A	38,700	1,204,216
Xinyi Solar Holdings	812,000	1,056,382
Yum China Holdings	5,358	330,106
Zijin Mining Group Class H	464,000	767,480
		22,822,505
Hong Kong − 1.67%
WH Group	1,664,320	1,024,996
		1,024,996
India − 9.50%
Axis Bank	111,349	1,190,068
HCL Technologies	42,693	588,720
Housing Development Finance	70,461	2,268,311
Infosys ADR	22,604	424,955
Power Grid Corp of India	270,424	717,636
	Number of shares	Value (US $)
Common StocksΔ (continued)
India (continued)
Reliance Industries	22,538	$ 650,163
		5,839,853
Indonesia − 2.68%
Bank Rakyat Indonesia Persero	5,363,083	1,644,686
		1,644,686
Mexico − 1.76%
Grupo Financiero Banorte Class O	130,454	1,080,737
		1,080,737
Peru − 2.31%
Credicorp	10,570	1,419,551
		1,419,551
Republic of Korea − 12.25%
LG Chem	2,110	1,190,891
Samsung Electronics	56,448	2,811,689
Samsung Fire & Marine Insurance	5,829	961,124
Shinhan Financial Group	41,539	1,404,616
SK Hynix	16,088	1,163,869
		7,532,189
Taiwan − 15.19%
CTBC Financial Holding	1,002,046	766,189
Delta Electronics	90,000	872,772
Hon Hai Precision Industry	463,000	1,543,982
MediaTek	55,000	1,328,853
Taiwan Semiconductor Manufacturing	273,588	4,827,952
		9,339,748
United Kingdom − 2.18%
Unilever	26,360	1,338,215
		1,338,215
Total Common Stocks (cost $58,404,351)		58,652,136

Preferred Stocks – 3.45%Δ
Brazil − 1.04%
Itausa 5.21% ω	381,020	639,499
		639,499
Republic of Korea − 2.41%
LG Chem 3.31% ω	3,190	794,355
Samsung Electronics 2.54% ω	15,351	688,863
		1,483,218
Total Preferred Stocks (cost $2,623,239)		2,122,717

NQ-DPT-151 [1/23] 03/23 (2778369)    1

Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Emerging Markets Portfolio (Unaudited)
	Number ofshares	Value (US $)
Short-Term Investments – 1.11%
Money Market Mutual Funds – 1.11%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.07%)	171,447	$ 171,447
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.20%)	171,447	171,447
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.32%)	171,447	171,447
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.14%)	171,447	171,447
Total Short-Term Investments (cost $685,788)		685,788

Total Value of Securities−99.98% (cost $61,713,378)		61,460,641
Receivables and Other Assets Net of Liabilities — 0.02%		10,139
Net Assets Applicable to 7,575,269 Shares Outstanding — 100.00%	$61,470,780

Δ	Securities have been classified by country of risk.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
2    NQ-DPT-151 [1/23] 03/23 (2778369)